Operating Leases - Maturities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Maturities of lease liabilities
Within one year	¥ 254,219	¥ 257,009
Within a period of more than one years but not more than two years	170,612	163,774
Within a period of more than two years but not more than three years	164,966	100,435
Within a period of more than three years but not more than four years	109,394	105,527
Within a period of more than four years but not more than five years	95,021	64,430
More than five year	104,362	148,254
Total lease commitment	¥ 898,574	¥ 839,429